Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13003507

Received SEC

AUG 27 2013

Washington, DC 20549

August 27, 2013

001-14928

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Santander UK plc (guarantor), Abbey National Treasury Services plc (issuer), 3.050% Notes due 2018 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 23, 2013. Tentative listing date – August 29, 2013.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com